CVC - CONSOLIDATED STATEMENT OF OPERATIONS (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Jun. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue from affiliates	$ 125	$ 141		$ 1,100	$ 1,086
Programming and other direct costs from affiliates	1,154	735		4,176	1,947
Related Party Transaction, Other Operating Expense	$ 7,994	$ 7,298		$ 33,140	$ 18,854
Cablevision Systems Corporation And Subsidiaries
Revenue from affiliates			$ 2,088			$ 5,343
Programming and other direct costs from affiliates			84,636			176,909
Related Party Transaction, Other Operating Expense			$ 2,182			$ 5,372